CONDENSED CONSOLIDATED BALANCE SHEETS (Parentheticals) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts receivable, allowance for credit losses (in Dollars)	$ 294	$ 206	$ 23
Cash due from gateways, allowance (in Dollars)	152	89	2,636
Long term debt, net of debt discount (in Dollars)	$ 22	$ 1,556	$ 3,906
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock shares issued	8,362,990	8,032,318	5,996,948
Common stock, shares outstanding	8,362,990	8,032,318	5,996,948
Series B Preferred Stock [Member]
Preferred stock, par value (in Dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	0	53,499	55,000
Preferred stock, shares outstanding	0	53,499	55,000